Cash and Cash Equivalents - Additional Information (Details)	Dec. 31, 2023	Dec. 31, 2022
Bottom of Range [Member]
IfrsStatementLineItems [Line Items]
Accrued interest rate of return used to reflect time value of money, regulatory deferral account balances	80.00%	80.05%
Pre-fixed rate of return used to reflect time value of money, regulatory deferral account balances	11.42%	13.62%
Top of Range [Member]
IfrsStatementLineItems [Line Items]
Accrued interest rate of return used to reflect time value of money, regulatory deferral account balances	112.00%	112.00%
Pre-fixed rate of return used to reflect time value of money, regulatory deferral account balances	11.65%	13.64%